UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Global Dividend Fund

The fund's portfolio
2/28/14 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value

Aerospace and defense (2.2%)

BAE Systems PLC (United Kingdom)	7,080	$48,716

General Dynamics Corp.	1,317	144,264

Northrop Grumman Corp.	826	99,971

		292,951
Airlines (0.9%)

ANA Holdings, Inc. (Japan)	12,000	26,848

Japan Airlines Co., Ltd. (Japan)(UR)	1,800	89,667

		116,515
Automobiles (2.8%)

Daimler AG (Registered Shares) (Germany)	1,753	163,376

General Motors Co.(NON)	3,300	119,460

Nissan Motor Co., Ltd. (Japan)	10,000	89,746

		372,582
Banks (6.9%)

Australia & New Zealand Banking Group, Ltd. (Australia)	5,493	157,896

Banco Popular Espanol SA (Spain)	16,404	118,284

Bank of Nova Scotia (Canada)	1,453	83,089

Commonwealth Bank of Australia (Australia)	1,119	74,710

HSBC Holdings PLC (United Kingdom)	7,214	76,069

JPMorgan Chase & Co.	3,560	202,279

Natixis (France)	15,076	108,771

Wells Fargo & Co.	2,000	92,840

		913,938
Beverages (0.8%)

Dr. Pepper Snapple Group, Inc.	1,942	101,198

		101,198
Capital markets (3.3%)

Ashmore Group PLC (United Kingdom)	10,199	54,071

Blackstone Group LP (The)	4,929	164,382

Carlyle Group LP (The) (Partnership shares)	2,628	95,318

KKR & Co. LP	5,035	121,545

		435,316
Chemicals (2.3%)

BASF SE (Germany)	820	94,419

Dow Chemical Co. (The)	1,913	93,182

OCI Partners LP(NON)	1,100	27,236

Potash Corp. of Saskatchewan, Inc. (Canada)	1,500	49,935

Tronox, Ltd. Class A	1,800	42,642

		307,414
Communications equipment (0.4%)

Cisco Systems, Inc.	2,665	58,097

		58,097
Construction and engineering (1.9%)

ACS Actividades de Construccion y Servicios SA (Spain)	3,245	116,658

Gaztransport Et Technigaz SA (France)(NON)	2,096	135,976

		252,634
Containers and packaging (0.7%)

MeadWestvaco Corp.	2,596	97,168

		97,168
Diversified financial services (0.9%)

BM&F Bovespa SA (Brazil)	6,100	26,198

CME Group, Inc.	1,194	88,141

		114,339
Diversified telecommunication services (7.3%)

AT&T, Inc.	5,600	178,808

BCE, Inc. (Canada)	1,172	51,122

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	49,761	80,694

CenturyLink, Inc.	2,304	72,023

Telstra Corp., Ltd. (Australia)	20,733	93,521

Verizon Communications, Inc.	3,804	180,994

Vivendi (France)	5,576	159,434

Ziggo NV (Netherlands)	3,475	159,005

		975,601
Electric utilities (2.6%)

Duke Energy Corp.	1,257	89,096

FirstEnergy Corp.	2,699	83,075

NextEra Energy, Inc.	900	82,251

SSE PLC (United Kingdom)	3,629	85,260

		339,682
Electronic equipment, instruments, and components (0.8%)

Hoya Corp. (Japan)	3,400	101,145

		101,145
Energy equipment and services (0.9%)

Petrofac, Ltd. (United Kingdom)	2,338	53,559

Seadrill, Ltd. (Norway)	1,625	59,943

		113,502
Food and staples retail (1.0%)

Wesfarmers, Ltd. (Australia)	2,772	106,421

WM Morrison Supermarkets PLC (United Kingdom)	6,447	25,403

		131,824
Food products (2.9%)

Kraft Foods Group, Inc.	1,342	74,172

Nestle SA (Switzerland)	3,327	251,937

Orkla ASA (Norway)	7,113	56,174

Pinnacle Foods, Inc.	144	4,078

		386,361
Gas utilities (0.5%)

Tokyo Gas Co., Ltd. (Japan)	13,000	65,282

		65,282
Health-care equipment and supplies (0.4%)

Baxter International, Inc.	776	53,932

		53,932
Hotels, restaurants, and leisure (1.8%)

McDonald's Corp.	506	48,146

OPAP SA (Greece)	11,994	188,731

		236,877
Household durables (1.3%)

Nexity (France)	1,494	65,051

Persimmon PLC (United Kingdom)	4,626	112,014

		177,065
Independent power and renewable electricity producers (0.5%)

Electric Power Development Co., Ltd. (Japan)	2,100	65,337

		65,337
Industrial conglomerates (2.4%)

General Electric Co.	7,193	183,206

Siemens AG (Germany)	1,051	140,369

		323,575
Insurance (4.2%)

Admiral Group PLC (United Kingdom)	3,981	95,663

Allianz SE (Germany)	814	145,726

SCOR SE (France)	2,683	93,991

Zurich Insurance Group AG (Switzerland)	713	218,480

		553,860
Leisure products (0.4%)

Hasbro, Inc.	991	54,664

		54,664
Media (2.0%)

Comcast Corp. Class A	3,014	155,794

RTL Group SA (Belgium)	874	112,857

		268,651
Metals and mining (1.2%)

BHP Billiton PLC (United Kingdom)	2,547	82,252

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	2,307	75,254

		157,506
Multi-utilities (2.5%)

Ameren Corp.	2,495	100,823

Centrica PLC (United Kingdom)	18,775	100,293

Veolia Environnement (France)	6,807	128,815

		329,931
Multiline retail (1.1%)

Macy's, Inc.	1,789	103,512

Myer Holdings, Ltd. (Australia)	20,048	46,986

		150,498
Oil, gas, and consumable fuels (8.1%)

Chevron Corp.	1,675	193,178

Energy Transfer Equity LP	3,300	144,045

ENI SpA (Italy)	5,860	141,388

Exxon Mobil Corp.	1,100	105,897

HollyFrontier Corp.	1,214	55,322

Origin Energy, Ltd. (Australia)	6,475	83,958

Royal Dutch Shell PLC Class A (United Kingdom)	9,631	351,254

		1,075,042
Paper and forest products (0.8%)

Norbord, Inc. (Canada)	3,900	108,515

		108,515
Pharmaceuticals (10.9%)

AbbVie, Inc.	3,665	186,585

Astellas Pharma, Inc. (Japan)	1,200	77,971

AstraZeneca PLC (United Kingdom)	3,747	256,252

Eli Lilly & Co.	3,788	225,803

GlaxoSmithKline PLC (United Kingdom)	7,131	199,598

Johnson & Johnson	1,332	122,704

Merck & Co., Inc.	1,929	109,934

Sanofi (France)	1,629	169,380

Takeda Pharmaceutical Co., Ltd. (Japan)	2,400	115,091

		1,463,318
Real estate investment trusts (REITs) (4.3%)

American Tower Corp.	772	62,895

Australand Property Group (Australia)	17,503	61,218

CYS Investments, Inc.	6,100	53,680

Equity Lifestyle Properties, Inc.	2,300	92,575

Equity Residential Trust	1,165	68,118

Healthcare Trust of America, Inc. Class A	2,081	23,370

Hibernia REIT PLC (Ireland)(NON)	60,367	89,157

MFA Financial, Inc.	5,500	43,230

Ventas, Inc.	1,300	81,159

		575,402
Semiconductors and semiconductor equipment (2.3%)

Intel Corp.	4,608	114,094

Maxim Integrated Products, Inc.	3,700	121,027

Texas Instruments, Inc.	1,559	70,093

		305,214
Software (2.1%)

Fidessa Group PLC (United Kingdom)	2,749	118,122

Microsoft Corp.	4,188	160,442

		278,564
Technology hardware, storage, and peripherals (3.3%)

Apple, Inc.	154	81,041

ASUSTeK Computer, Inc. (Taiwan)	7,000	67,265

Canon, Inc. (Japan)	2,400	74,663

Hewlett-Packard Co.	2,459	73,475

Neopost SA (France)	472	43,397

Seagate Technology PLC	1,900	99,161

		439,002
Tobacco (3.9%)

Altria Group, Inc.	5,244	190,147

British American Tobacco (BAT) PLC (United Kingdom)	3,073	167,242

Philip Morris International, Inc.	2,068	167,322

		524,711
Trading companies and distributors (1.6%)

ITOCHU Corp. (Japan)	5,100	63,523

Mitsubishi Corp. (Japan)	3,500	67,151

Rexel SA (France)	3,440	86,869

		217,543
Transportation infrastructure (0.9%)

Sydney Airport (Australia)	31,794	115,341

		115,341
Wireless telecommunication services (1.7%)

NTT DoCoMo, Inc. (Japan)	4,900	82,082

Vodafone Group PLC (United Kingdom)	35,530	148,147

		230,229

Total common stocks (cost $11,707,400)		$12,880,326

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	543,377	$543,377

Total short-term investments (cost $543,377)		$543,377

TOTAL INVESTMENTS

Total investments (cost $12,250,777)(b)		$13,423,703

FORWARD CURRENCY CONTRACTS at 2/28/14 (aggregate face value $4,509,269) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	3/19/14	$247,973	$242,324	$(5,649)
	Danish Krone	Buy	3/19/14	52,092	51,668	424
	Danish Krone	Sell	3/19/14	52,092	51,184	(908)
	Euro	Sell	3/19/14	124,226	121,938	(2,288)
Barclays Bank PLC
	British Pound	Sell	3/19/14	195,398	194,492	(906)
	Hong Kong Dollar	Buy	5/21/14	135,401	135,327	74
Citibank, N.A.
	British Pound	Sell	3/19/14	110,173	107,581	(2,592)
	Danish Krone	Buy	3/19/14	70,942	70,694	248
	Euro	Buy	3/19/14	47,206	46,741	465
	Euro	Sell	3/19/14	47,206	46,925	(281)
	Japanese Yen	Buy	5/21/14	49,403	49,372	31
Credit Suisse International
	Australian Dollar	Sell	4/16/14	65,665	65,629	(36)
	British Pound	Sell	3/19/14	68,649	66,630	(2,019)
	Euro	Buy	3/19/14	23,189	22,960	229
	Euro	Sell	3/19/14	23,189	22,759	(430)
	Japanese Yen	Buy	5/21/14	47,007	46,974	33
	Swedish Krona	Buy	3/19/14	26,757	26,251	506
	Swiss Franc	Buy	3/19/14	7,847	7,936	(89)
Deutsche Bank AG
	Australian Dollar	Sell	4/16/14	84,618	85,084	466
	British Pound	Buy	3/19/14	25,450	24,885	565
	British Pound	Sell	3/19/14	25,450	25,067	(383)
	Euro	Sell	3/19/14	299,108	293,089	(6,019)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/16/14	25,803	25,221	582
	Australian Dollar	Sell	4/16/14	25,804	25,280	(524)
	British Pound	Buy	3/19/14	106,824	105,721	1,103
	British Pound	Sell	3/19/14	106,824	104,496	(2,328)
	Canadian Dollar	Buy	4/16/14	91,569	95,044	(3,475)
	Euro	Buy	3/19/14	20,428	20,110	318
	Euro	Sell	3/19/14	20,428	20,042	(386)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/16/14	118,162	117,364	(798)
	British Pound	Sell	3/19/14	163,920	160,670	(3,250)
	Canadian Dollar	Buy	4/16/14	82,097	85,083	(2,986)
	Euro	Sell	3/19/14	189,927	187,936	(1,991)
	Norwegian Krone	Sell	3/19/14	80,545	78,845	(1,700)
	Singapore Dollar	Buy	5/21/14	74,629	74,413	216
	Swedish Krona	Buy	3/19/14	131,821	129,393	2,428
	Swiss Franc	Buy	3/19/14	24,449	24,187	262
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/16/14	57,301	57,258	(43)
	Canadian Dollar	Buy	4/16/14	52,596	52,780	(184)
	Japanese Yen	Buy	5/21/14	13,144	13,134	10
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/16/14	9,343	9,845	502
	British Pound	Buy	3/19/14	292,009	284,821	7,188
	British Pound	Sell	3/19/14	292,009	286,961	(5,048)
	Euro	Buy	3/19/14	206,215	203,641	2,574
	Euro	Sell	3/19/14	206,215	204,082	(2,133)
	Israeli Shekel	Sell	4/16/14	49,113	48,900	(213)
	Japanese Yen	Buy	5/21/14	28,442	29,590	(1,148)
	Norwegian Krone	Buy	3/19/14	16,702	16,190	512
	Norwegian Krone	Sell	3/19/14	16,702	16,380	(322)
	Swedish Krona	Buy	3/19/14	19,319	19,133	186
WestPac Banking Corp.
	British Pound	Buy	3/19/14	88,406	87,792	614
	British Pound	Sell	3/19/14	88,406	86,328	(2,078)
	Japanese Yen	Buy	5/21/14	33,146	33,119	27

Total						$(30,644)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $13,307,845.
(b)	The aggregate identified cost on a tax basis is $12,244,006, resulting in gross unrealized appreciation and depreciation of $1,365,690 and $185,993, respectively, or net unrealized appreciation of $1,179,697.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$442,049	$1,499,491	$1,398,163	$41	$543,377
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(UR)	At the reporting period end, 400 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
	At the close of the reporting period, the fund maintained liquid assets totaling $29,834 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	46.2%
	United Kingdom	14.7
	France	7.4
	Japan	6.8
	Australia	5.5
	Germany	4.0
	Switzerland	3.5
	Canada	2.2
	Spain	1.8
	Greece	1.4
	Netherlands	1.2
	Italy	1.0
	Norway	0.9
	Belgium	0.8
	Ireland	0.7
	Israel	0.6
	Indonesia	0.6
	Taiwan	0.5
	Brazil	0.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $32,742 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,123,605	$136,732	$—
Consumer staples	1,037,673	106,421	—
Energy	1,104,586	83,958	—
Financials	2,299,031	293,824	—
Health care	1,324,188	193,062	—
Industrials	956,029	362,530	—
Information technology	938,949	243,073	—
Materials	670,603	—	—
Telecommunication services	1,030,227	175,603	—
Utilities	669,613	130,619	—
Total common stocks	11,154,504	1,725,822	—
Short-term investments	543,377	—	—

Totals by level	$11,697,881	$1,725,822	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(30,644)	$—

Totals by level	$—	$(30,644)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$19,563	$50,207
Total	$19,563	$50,207
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$4,800,000
The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note “(d)” above, and for borrowing transactions associated with securities sold short, if applicable, see the “Short sales of securities” note above.

	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$424	$74	$744	$768	$1,031	$2,003	$2,906	$10	$10,962	$641	$19,563

	Total Assets	$424	$74	$744	$768	$1,031	$2,003	$2,906	$10	$10,962	$641	$19,563
	Liabilities:
	Forward currency contracts#	$8,845	$906	$2,873	$2,574	$6,402	$6,713	$10,725	$227	$8,864	$2,078	$50,207

	Total Liabilities	$8,845	$906	$2,873	$2,574	$6,402	$6,713	$10,725	$227	$8,864	$2,078	$50,207

	Total Financial and Derivative Net Assets	$(8,421)	$(832)	$(2,129)	$(1,806)	$(5,371)	$(4,710)	$(7,819)	$(217)	$2,098	$(1,437)	$(30,644)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(8,421)	$(832)	$(2,129)	$(1,806)	$(5,371)	$(4,710)	$(7,819)	$(217)	$2,098	$(1,437)	$(30,644)

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014